Goodwill - Schedule of Changes in Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning balance, Cost	$ 2,454	$ 2,529
Beginning balance, Accumulated impairment	(223)	(230)
Beginning balance, Book value	2,231	2,299
Changes in book value:
Acquisitions	11
Divestments	(6)
Translation differences	41	(68)
Total changes	46	(68)
Ending balance, Cost	2,502	2,454
Ending balance, Accumulated impairment	(225)	(223)
Ending balance, Book value	$ 2,277	$ 2,231